Shareholder Report, Line Graph (Details) 197993_Valkyrie Bitcoin Miners ETF_TF_TSR Annual {TF} - USD ($)					12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Feb. 07, 2022	Sep. 30, 2025
CoinShares Bitcoin Mining ETF
Account Value [Line Items]
Line Graph and Table Measure Name					CoinShares Bitcoin Mining ETF NAV
Accumulated Value	$ 7,269	$ 3,562	$ 3,267	$ 10,000	$ 16,989
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 TR
Accumulated Value	$ 13,405	$ 9,831	$ 8,083	$ 10,000	$ 15,763